Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Member's Interest (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Redeemable Noncontrolling Interest [Member]	Dec. 29, 2012 Redeemable Noncontrolling Interest [Member]	Dec. 31, 2011 Redeemable Noncontrolling Interest [Member]	Dec. 28, 2013 Member's Equity [Member]	Dec. 29, 2012 Member's Equity [Member]	Dec. 31, 2011 Member's Equity [Member]	Dec. 28, 2013 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Accumulated Deficit [Member]	Dec. 29, 2012 Accumulated Deficit [Member]	Dec. 31, 2011 Accumulated Deficit [Member]	Dec. 28, 2013 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 29, 2012 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 28, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Noncontrolling Interest [Member]	Dec. 29, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 28, 2013 Total Member's Interest [Member]	Dec. 29, 2012 Total Member's Interest [Member]	Dec. 31, 2011 Total Member's Interest [Member]
Beginning Balance							$ 484,584	$ 482,707	$ 376,593				$ (94,085)	$ (40,932)	$ (29,555)				$ (9,130)	$ (6,577)	$ (2,272)				$ 1,059	$ 1,174	$ 1,227	$ 382,428	$ 436,372	$ 345,993
Beginning Balance				22,850	21,300	21,300
Beginning balance, Redeemable members' interest		22,250	21,650
Accretion of redeemable members' interest	600	600	600
Contributed capital									103,630																					103,630
Other comprehensive income (loss)
Net income
Share-based compensation
Ending balance, Redeemable members' interest	23,450	22,850	22,250
Beginning balance		128,412	132,169								135,056	135,000					1,739	(123)					(8,383)	(2,708)
Accretion / Redemption value adjustment	(600)	(600)	(600)	(2,365)	657	632							2,365	(657)	(632)	(600)	(600)	(600)										2,365	(657)	(632)
Net (loss) income	9,865	6,625	2,462	2,960	1,988	738							(106,791)	(52,496)	(10,745)	9,865	6,625	2,462							152	(69)	(43)	(106,639)	(52,565)	(10,788)
Other comprehensive income (loss)	4,407	(3,648)	(5,675)	1,322	(1,095)	(1,370)													3,085	(2,553)	(4,305)	4,407	(3,648)	(5,675)				3,085	(2,553)	(4,305)
Repurchase of member's interest							(3)	(656)																				(3)	(656)
Share-based compensation	62	62	56				2,315	2,533	2,484	62	62	56																2,315	2,533	2,484
Payment of dividends																										(46)	(10)		(46)	(10)
Ending balance	144,585	130,851	128,412							135,180	135,118	135,056				17,029	7,764	1,739				(7,624)	(12,031)	(8,383)
Ending Balance							486,896	484,584	482,707				(198,511)	(94,085)	(40,932)				(6,045)	(9,130)	(6,577)				1,211	1,059	1,174	283,551	382,428	436,372
Ending Balance				$ 24,767	$ 22,850	$ 21,300